Document and Entity Information	May 12, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001101215
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 12, 2026
Entity Registrant Name	BREAD FINANCIAL HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-15749
Entity Tax Identification Number	31-1429215
Entity Address, Address Line One	3095 LOYALTY CIRCLE
Entity Address, City or Town	COLUMBUS
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43219
City Area Code	(614)
Local Phone Number	729-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BFH
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of 8.625% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	BFH PrA
Security Exchange Name	NYSE